Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue
2. Revenue
The Company’s revenue disaggregated by geographic region is as follows (in thousands):

	Three months ended March 31,
	2024	2023
Geographic region:
United States	$106,750	$130,877
Rest of world 1	13,296	14,024

Total revenue	$120,046	$144,901

(1)
Consists of Canada, United Kingdom, and France. Other than Canada at 10.2% during the three months ended March 31, 2024, no single country accounted for more than 10% of total revenue during the three months ended March 31, 2024 and 2023.

The Company determined that, in addition to the preceding table, the disaggregation of revenue by revenue type as presented in the unaudited condensed consolidated statements of operations achieves the disclosure requirement to disaggregate revenue into categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.
Deferred Revenue
Deferred revenue is recorded for nonrefundable cash payments received for the Company’s performance obligation to transfer, or stand ready to transfer, goods or services in the future. Deferred revenue consists of subscription fees billed that have not been recognized and physical products sold that have not yet been delivered. The Company expects to recognize approximately 89% of the remaining performance obligations as revenue in the next 12 months, and the remainder thereafter. During the three months ended March 31, 2024, the Company recognized $49.8 million of revenue that was included in the deferred revenue balance as of December 31, 2023. During the three months ended March 31, 2023, the Company recognized $53.1 million of revenue that was included in the deferred revenue balance as of December 31, 2022.

Note 2. Revenue
The Company’s revenue disaggregated by geographic region is as follows (in thousands):

	Year Ended December 31,
	2023	2022
Geographic region:
United States	$473,465	$620,942
Rest of world 1	53,644	71,257

Total revenue	$527,109	$692,199

1	Consists of Canada, United Kingdom and France. Other than the United Sates, no single country accounted for more than 10% of the Company’s total revenue.
The Company determined that, in addition to the preceding table, the disaggregation of revenue by revenue type as presented in the consolidated statements of operations achieves the disclosure requirement to disaggregate revenue into categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.
Deferred Revenue
Deferred revenue is recorded for nonrefundable cash payments received for the Company’s performance obligation to transfer, or stand ready to transfer, goods or services in the future. Deferred revenue consists of subscription fees billed that have not been recognized and physical products sold that have not yet been delivered. The Company expects to recognize approximately 95% of the remaining performance obligations as revenue in the next 12 months, and the remainder thereafter. During the year ended December 31, 2023, the Company recognized $95.6 million of revenue that was included in the deferred revenue balance as of December 31, 2022. During the year ended December 31, 2022, the Company recognized $106.5 million of revenue that was included in the deferred revenue balance as of December 31, 2021. The balance in deferred revenue as of December 31, 2021 was $107.1 million.